Annual Operating Expenses {- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-16 - Balanced Portfolio	Apr. 30, 2022
VIP Balanced Portfolio-Initial VIP
Operating Expenses:
Management fee	0.37%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.46%
VIP Balanced Portfolio-Service VIP
Operating Expenses:
Management fee	0.37%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual operating expenses	0.56%
VIP Balanced Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.37%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual operating expenses	0.71%